SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Accumulated depreciation	¥ 135,644	¥ 117,400
Depreciation expense	20,769	39,081	¥ 25,513
Interest cost capitalized	¥ 0	¥ 0	¥ 0
Furniture, fixtures and equipment | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives	3 years
Furniture, fixtures and equipment | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives	5 years
Electronic equipment | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives	3 years
Electronic equipment | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives	5 years
Vehicles | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives	4 years
Vehicles | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives	5 years